Premises and Equipment (Tables)	12 Months Ended
Jun. 30, 2015
Premises and Equipment
Schedule of premises and equipment

	June 30, 2015	June 30, 2014	Estimated Useful Life
	(Dollars in thousands)		(In years)
Land	$804	$940	n/a
Buildings	1,760	2,119	39
Assets recorded under capital lease	1,850	1,850	Term of lease
Leasehold and building improvements	3,051	2,330	5 - 39 (or term of lease, if shorter)
Furniture, fixtures and equipment	7,745	7,286	3 - 7

	15,210	14,525
Less accumulated depreciation	6,957	5,390

Net premises and equipment	$8,253	$9,135